UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas-Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

JUNE 30, 2004

NICHOLAS-APPLEGATE® GROWTH EQUITY FUND

FUND TYPE

Stock

OBJECTIVE

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Your Fund’s Performance

Fund objective

The investment objective of Nicholas-Applegate® Growth Equity Fund (the Fund) is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 6/30/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	4.55%	20.41%	–30.52%	76.41%	260.81%
Class B	4.11	19.33	–33.29	62.87	132.40
Class C	4.11	19.33	–33.29	N/A	57.96
Class Z	4.78	20.70	–29.68	N/A	18.04
S&P MidCap 400 Index[3]	6.08	27.98	54.20	321.50	***
Russell Midcap Growth Index[4]	5.94	27.33	2.47	180.92	****
Lipper Mid-Cap Growth Funds Avg.[5]	4.53	22.64	9.60	164.51	*****

Average Annual Total Returns[1] as of 6/30/04
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	13.79%	–8.07%	5.24%	7.38%
Class B	14.33	–7.90	5.00	6.67
Class C	18.33	–7.78	N/A	4.72
Class Z	20.70	–6.80	N/A	2.30
S&P MidCap 400 Index[3]	27.98	9.05	15.47	***
Russell Midcap Growth Index[4]	27.33	0.49	10.88	****
Lipper Mid-Cap Growth Funds Avg.[5]	22.64	1.24	9.73	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.5%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1%, and 1%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 4/9/87; Class B, 6/10/91; Class C, 8/1/94; and Class Z, 3/18/97.

3The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) comprises 400 domestic stocks chosen for market size, liquidity, and industry group representation, and gives a broad look at how mid-cap stock prices have performed.

4The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

5The Lipper Mid-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mid-Cap Growth Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index. Investors cannot invest directly in an index. The returns for the S&P MidCap 400 Index, the Russell Midcap Growth Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns are 841.84% for Class A, 481.61% for Class B, 307.69% for Class C, and 163.52% for Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns are 13.88% for Class A, 14.40% for Class B, 15.22% for Class C, and 14.30% for Class Z.

****Russell Midcap Growth Index Closest Month-End to Inception cumulative total returns are 439.78% for Class A, 260.93% for Class B, 173.35% for Class C, and 75.40% for Class Z. Russell Midcap Growth Index Closest Month-End to Inception average annual total returns are 10.27% for Class A, 10.31% for Class B, 10.67% for Class C, and 8.06% for Class Z.

*****Lipper Average Closest Month-End to Inception cumulative total returns are 382.79% for Class A, 244.20% for Class B, 158.07% for Class C, and 77.20% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 9.26% for Class A, 9.60% for Class B, 9.55% for Class C, and 7.71% for Class Z.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	2

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 6/30/04
Tellabs, Inc., Telecommunication Services	1.6%
Perkin Elmer, Inc., Electronic Components	1.6
Atmel, Corp., Semiconductors	1.5
Invitrogen Corp., Drugs & Healthcare	1.5
Sanmina Sci Corp., Electronic Components	1.5

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 6/30/04
Drugs & Healthcare	20.6%
Financial Services	10.7
Retail/Wholesale Specialty Chain	9.5
Electronic Components	9.2
Semiconductors	7.1

Industry weightings are subject to change.

3	Visit our website at www.strategicpartners.com

This Page Intentionally Left Blank

Portfolio of Investments

as of June 30, 2004 (Unaudited)

Shares	Description	Value (Note 1)

COMMON STOCKS 100.0%
CAPITAL GOODS 9.8%

Aerospace & Defense 1.3%
62,900	Goodrich Corp.	$2,033,557

Auto Related Products 3.2%
22,300	Advance Auto Parts, Inc.(a)	985,214
28,200	Ashland, Inc.	1,489,242
33,000	BorgWarner, Inc.	1,444,410
45,300	Pep Boys—Manny, Moe & Jack	1,148,355

		5,067,221

Diversified Manufacturing 2.7%
23,400	ITT Industries, Inc.	1,942,200
37,900	Textron, Inc.	2,249,365

		4,191,565

Metal—Steel 1.3%
26,900	Phelps Dodge Corp.	2,085,019

Mining 1.3%
60,400	Freeport-McMoRan Copper & Gold, Inc. (Class “B” stock)	2,002,260
COMMERCIAL/INDUSTRIAL SERVICES 9.7%

Broadcasting/Media 0.5%
15,000	Meredith Corp.	824,400

Building & Construction 2.2%
33,500	Lennar Corp. (Class “A” stock)	1,498,120
26,400	Martin Marietta Materials, Inc.	1,170,312
16,600	Vulcan Materials Co.	789,330

		3,457,762

Construction & Mining Equipment 2.3%
44,100	Masco Corp.	1,375,038
67,900	Terex Corp.(a)	2,317,427

		3,692,465

Human Resources 1.3%
103,600	Korn/Ferry International(a)	2,006,732

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	5

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Other Commercial/Industrial Services 3.4%
52,900	Georgia-Pacific Corp.	$1,956,242
22,500	Parker Hannifin Corp.	1,337,850
280,700	Service Corporation International(a)	2,068,759

		5,362,851
CONSUMER NON-DURABLES 33.4%

Drugs & Healthcare 20.6%
17,900	AmerisourceBergen Corp.	1,070,062
38,900	Bard (C. R.), Inc.	2,203,685
22,700	Bausch & Lomb, Inc.	1,477,089
15,800	Biogen Idec, Inc.(a)	999,350
25,600	Biomet, Inc.	1,137,664
48,617	Caremark Rx, Inc.(a)	1,601,444
25,500	Coventry Health Care, Inc.(a)	1,246,950
62,100	DaVita, Inc.(a)	1,914,543
87,700	Humana, Inc.(a)	1,482,130
21,100	Imclone Systems Inc.(a)	1,810,169
74,200	IMS Health, Inc.	1,739,248
32,600	Invitrogen Corp.(a)	2,346,874
50,200	Manor Care, Inc.	1,640,536
39,600	MedImmune, Inc.(a)	926,640
61,400	MGI Pharma, Inc.(a)	1,658,414
39,400	Mylan Laboratories, Inc.	797,850
25,800	Oxford Health Plans, Inc.	1,420,032
54,600	Select Medical Corp.	732,732
25,400	Varian Medical Systems, Inc.(a)	2,015,490
48,400	Wellchoice Inc.(a)	2,003,760
24,700	Zimmer Holdings, Inc.(a)	2,178,540

		32,403,202

Furniture 1.1%
41,400	HNI Corp.	1,752,462

Leisure & Recreation 1.7%
62,900	Hasbro, Inc.	1,195,100
38,000	International Game Technology	1,466,800

		2,661,900

Retail/Wholesale Specialty Chain 9.5%
54,600	7-Eleven, Inc.(a)	974,610
59,000	Claire’s Stores, Inc.	1,280,300

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

28,900	Coach, Inc.(a)	$1,305,991
79,100	Dollar General Corp.	1,547,196
40,600	Federated Department Stores, Inc.	1,993,460
68,900	May Department Stores Co.	1,894,061
30,900	Nordstrom, Inc.	1,316,649
79,400	Saks, Inc.	1,191,000
67,000	Staples, Inc.	1,963,770
34,400	Starbucks Corp.(a)	1,495,712

		14,962,749

Utility—Electric 0.5%
33,200	TJX Cos., Inc.	801,448
CONSUMER DISCRETIONARY 2.8%

Restaurants 2.0%
39,900	Brinker International, Inc.(a)	1,361,388
48,500	Yum! Brands, Inc.	1,805,170

		3,166,558

Tools 0.8%
20,100	Black & Decker Corp.	1,248,813
ENERGY 1.8%

Oil & Gas-Production/Pipeline 1.8%
36,300	Baker Hughes, Inc.	1,366,695
28,500	Pogo Producing Co.	1,407,900

		2,774,595
FINANCIAL SERVICES 11.5%

Financial/Business Services 10.7%
17,500	Ambac Financial Group, Inc.	1,285,200
71,900	Ameritrade Holding Corp.(a)	816,065
42,300	Associated Banc-Corp.	1,253,349
42,300	Berkley (W. R.) Corp.	1,816,785
43,400	CIT Group, Inc.	1,661,786
36,000	Dun & Bradstreet Corp.(a)	1,940,760
104,100	E*TRADE Group, Inc.(a)	1,160,715
31,600	Fiserv, Inc.(a)	1,228,924
39,600	H&R Block, Inc.	1,888,128
36,400	Hudson City Bancorp, Inc.	1,217,216
27,500	Moody’s Corp.	1,778,150
42,800	New York Community Bancorp, Inc.	840,164

		16,887,242

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	7

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Insurance 0.8%
26,000	Lincoln National Corp.	$1,228,500
MATERIALS 1.3%

Forest Products 1.3%
32,300	Weyerhaeuser Co.	2,038,776
TECHNOLOGY 29.7%

Computer Services 3.4%
26,700	CDW Corp.	1,702,392
50,900	CheckFree Corp.(a)	1,527,000
51,100	Cognizant Technology Solutions Corp.(a)	1,298,451
9,500	Lexmark International, Inc.(a)	917,035

		5,444,878

Computer Software 3.4%
35,400	Adobe Systems, Inc.	1,646,100
68,000	BMC Software, Inc.(a)	1,258,000
14,700	Electronic Arts, Inc.(a)	801,885
37,700	Symantec Corp.(a)	1,650,506

		5,356,491

Electronic Components 9.2%
55,500	Altera Corp.(a)	1,233,210
33,100	Amphenol Corp. (Class “A” stock)(a)	1,102,892
96,700	Avnet, Inc.(a)	2,195,090
13,000	Harman International Industries, Inc.	1,183,000
45,400	National Semiconductor Corp.(a)	998,346
274,600	ON Semiconductor Corp.(a)	1,378,492
126,600	PerkinElmer, Inc.	2,537,064
103,300	PMC-Sierra, Inc.(a)	1,482,355
255,000	Sanmina-SCI Corp.(a)	2,320,500

		14,430,949

Semiconductors 7.1%
51,600	Agilent Technologies, Inc.(a)	1,510,848
407,200	Atmel Corp.(a)	2,410,624
134,600	Cypress Semiconductor Corp.(a)	1,909,974
53,400	International Rectifier Corp.(a)	2,211,828
27,800	KLA-Tencor Corp.(a)	1,372,764
55,200	Microchip Technology, Inc.	1,741,008

		11,157,046

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Telecommunication Services 6.6%
73,200	Corning, Inc.(a)	$955,992
38,800	Harris Corp.	1,969,100
43,600	Juniper Networks, Inc.(a)	1,071,252
34,400	Scientific-Atlanta, Inc.	1,186,800
291,500	Tellabs, Inc.(a)	2,547,710
74,800	VeriSign, Inc.(a)	1,488,520
42,700	Western Wireless Corp. (Class “A” stock)(a)	1,234,457

		10,453,831

	Total long-term investments (cost $147,770,249)	157,493,272

SHORT-TERM INVESTMENTS 2.2%

Repurchase Agreement 2.2%
	State Street Bank & Trust Co. Repurchase Agreement dated 6/30/04, 0.35%, due 7/01/04(b)
3,485	(cost $ 3,485,000)	3,485,000

	Total Investments 102.2% (cost $ 151,255,249; Note 5)	160,978,272
	Liabilities in excess of other assets (2.2%)	(3,404,242)

	Net Assets 100%	$157,574,030

(a)	Non-income producing security.
(b)	Repurchase price of $3,485,034. Collateralized by $ 3,630,000 U.S. Treasury Bond with a rate of 5.250%, maturity date of 11/15/28, and aggregate market value, including accrued interest, of $3,582,876.

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	9

Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

Assets
Investments, at value (cost $151,255,249)	$160,978,272
Receivable for investments sold	2,298,119
Dividends and interest receivable	55,719
Receivable for Fund shares sold	54,382
Prepaid expenses	37,001

Total assets	163,423,493

Liabilities
Payable for investments purchased	4,733,679
Payable for Fund shares reacquired	457,431
Accrued expenses	307,935
Management fee payable	102,438
Payable to custodian	196,195
Distribution fee payable	51,785

Total liabilities	5,849,463

Net Assets	$157,574,030

Net assets were comprised of:
Common stock, at par	$190,592
Paid-in capital in excess of par	405,797,095

405,987,687
Accumulated net investment loss	(1,128,523)
Accumulated net realized loss on investments	(257,008,157)
Net unrealized appreciation on investments	9,723,023

Net assets, June 30, 2004	$157,574,030

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($115,251,204 ÷ 13,204,313 shares of common stock issued and outstanding)	$8.73
Maximum sales charge (5.50% of offering price)	0.51

Maximum offering price to public	$9.24

Class B
Net asset value, offering price and redemption price per share ($32,581,026 ÷ 4,587,286 shares of common stock issued and outstanding)	$7.10

Class C
Net asset value, offering price and redemption price per share ($6,202,872 ÷ 873,347 shares of common stock issued and outstanding)	$7.10

Class Z
Net asset value, offering price and redemption price per share ($3,538,928 ÷ 394,259 shares of common stock issued and outstanding)	$8.98

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	11

Statement of Operations

Six Months Ended June 30, 2004 (Unaudited)

Net Investment Loss
Income
Dividends	$471,060
Interest	8,912

Total income	479,972

Expenses
Management fee	771,437
Distribution fee—Class A	122,589
Distribution fee—Class B	177,183
Distribution fee—Class C	31,826
Transfer agent’s fees and expenses	320,000
Custodian’s fees and expenses	69,000
Legal fees and expenses	64,000
Reports to shareholders	47,000
Directors’ fees	45,000
Insurance	29,000
Audit fees and expenses	22,000
Registration fees	20,000
Miscellaneous	14,772

Total operating expenses	1,733,807

Less: Management fee waiver (Note 2)	(125,312)
Net expenses	1,608,495

Net investment loss	(1,128,523)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	24,433,457
Net change in unrealized depreciation on investments	(16,101,103)

Net gain on investments	8,332,354

Net Increase In Net Assets Resulting From Operations	$7,203,831

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,128,523)	$(2,937,383)
Net realized gain on investment transactions	24,433,457	21,435,565
Net change in unrealized appreciation (depreciation) on investments	(16,101,103)	16,848,029

Net increase in net assets resulting from operations	7,203,831	35,346,211

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares subscribed	4,759,944	12,320,834
Cost of shares reacquired	(21,279,959)	(45,614,994)

Net decrease in net assets from Fund share transactions	(16,520,015)	(33,294,160)

Total increase (decrease)	(9,316,184)	2,052,051

Net Assets
Beginning of period	166,890,214	164,838,163

End of period	$157,574,030	$166,890,214

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	13

Notes to Financial Statements

Nicholas-Applegate Growth Equity Fund (the “Fund”) is currently the only series of Nicholas-Applegate Fund, Inc. (the “Company”). The Fund is an open-end, diversified, management investment company.

The Fund’s investment objective is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks of U.S. companies, the earnings and securities prices of which the investment adviser expects to grow at a rate above that of the S&P 500. The Fund intends to invest primarily in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at time of purchase. Capitalization of companies in the Index will change with market conditions.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked price, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s Subadvisor in consultation with the manager to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Company’s Board of Director’s approved fair valuation procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or

14	Visit our website at www.jennisondryden.com

designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income and distributions of net capital gains in excess of capital loss carryforwards, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no tax provision is required.

Estimates: The Preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI” or “Manager”). Pursuant to the management agreement, PI has responsibility for all

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	15

Notes to Financial Statements

Cont’d

investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Nicholas-Applegate Capital Management (“NACM” or “Subadviser”); NACM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the Subadviser, the compensation of certain officers of the Company, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of up to .95% of the Fund’s average daily net assets and PI paid NACM, as compensation for its services pursuant to the subadvisory agreement, a fee at the rate of .75% of the average daily net assets of the Fund. The management fee paid to PI is computed daily and payable monthly at an annual rate of .95 of 1% of the Fund’s average daily net assets up to $25 million, .825 of 1% of the next $75 million of average daily net assets and .70 of 1% of the Fund’s average daily net assets in excess of $100 million. PI pays NACM, a fee at the rate of .75 of 1% of the Fund’s average daily net assets up to $25 million, .625 if 1% of the next $75 million of average daily net assets and .50 of 1% of the Fund’s average daily net assets in excess of $100 million. This reflects a voluntary waiver through May 31,2004, by NACM. Effective June 1,2004, NACM amended the voluntary fee waiver to a contractual waiver through December 31, 2004. During the six months ended June 30, 2004, PI earned $646,125 in management fees of which it paid $483,718, net of waiver of $125,312, to NACM under the foregoing agreements. The waiver represents .15% of average net assets, annualized; $0.007 per share for Class A, B, C and Z shares.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the daily net assets of the Class A shares.

16	Visit our website at www.jennisondryden.com

Such expenses under the Plans were .21 of 1% of average daily net assets of the Class A shares and 1% of the average daily net assets of both the Class B and Class C shares, respectively, for the six months ended June 30, 2004.

PIMS has advised the Fund that it has received approximately $11,000 and $100 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended June 30, 2004. From these fees, PIMS paid a substantial part of such sales charges to an affiliated broker-dealer, which in turn paid commission to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year six months ended June 30, 2004, it received approximately $35,200 and $100 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI and PIMS and are indirect wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004, the commitment provided for by the SCA was reduced to $500 million and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA will be October 29, 2004. Interest on any borrowings under the SCA will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended June 30, 2004, the Fund incurred fees of approximately $197,000 for the services of PMFS. As of June 30, 2004 approximately $34,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to non-affiliates, where applicable.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	17

Notes to Financial Statements

Cont’d

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $23,900 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, was approximately $19,800 for the six months ended June 30, 2004. As of June 30, 2004, approximately $3,800 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended June 30, 2004, Prudential Equity Group, LLC, (“PEG”), an indirect wholly owned subsidiary of Prudential, and Wachovia earned approximately $7,100 and $400, respectively, in brokerage commissions from portfolio transactions executed on behalf of the fund.

Note 4. Portfolio Securities

Purchases and sales of investment securities of the Fund other than short-term investments, for the six months ended June 30, 2004 were $233,492,503 and $252,359,498, respectively.

Note 5. Tax Information

As of December 31, 2003, the capital loss carryforward for tax purposes was approximately $281,439,000, of which $205,873,000 expires in 2009 and $75,556,000 expires in 2010. During the year ended December 31, 2003, the fund utilized approximately $16,352,000 of its prior year capital loss carryforward. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$151,852,454	$13,644,165	$4,518,347	$9,125,818

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

18	Visit our website at www.jennisondryden.com

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a frond-end sales charge of up to 5.50%. Prior to March 15, 2004, Class A shares were sold with a front-end sales charge of up to 5%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Through February 1, 2004, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized 200 million shares of common stock at $.01 par value per share equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2004:
Shares sold	278,433	$2,396,200
Shares reacquired	(1,707,222)	(14,667,027)

Net increase (decrease) in shares outstanding before conversion	(1,428,789)	(12,270,827)
Shares issued upon conversion from Class B	394,807	3,373,990

Net increase (decrease) in shares outstanding	(1,033,982)	$(8,896,837)

Year ended December 31, 2003:
Shares sold	988,886	$7,195,142
Shares reacquired	(4,518,968)	(33,293,357)

Net increase (decrease) in shares outstanding before conversion	(3,530,082)	(26,098,215)
Shares issued upon conversion from Class B	1,000,562	7,429,092

Net increase (decrease) in shares outstanding	(2,529,520)	$(18,669,123)

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	19

Notes to Financial Statements

Cont’d

Class B	Shares	Amount
Six months ended June 30, 2004:
Shares sold	181,120	$1,273,039
Shares reacquired	(528,247)	(3,702,431)

Net increase (decrease) in shares outstanding before conversion	(347,127)	(2,429,392)
Shares issued upon conversion from Class A	(484,748)	(3,373,990)

Net increase (decrease) in shares outstanding	(831,875)	$(5,803,382)

Year ended December 31, 2003:
Shares sold	479,763	$2,846,666
Shares reacquired	(1,298,119)	(7,688,475)

Net increase (decrease) in shares outstanding before conversion	(818,356)	(4,841,809)
Shares issued upon conversion from Class A	(1,220,376)	(7,429,092)

Net increase (decrease) in shares outstanding	(2,038,732)	$(12,270,901)

Class C
Six months ended June 30, 2004:
Shares sold	65,752	$460,493
Shares reacquired	(184,531)	(1,298,611)

Net increase (decrease) in shares outstanding	(118,779)	$(838,118)

Year ended December 31, 2003:
Shares sold	211,882	$1,262,560
Shares reacquired	(402,738)	(2,410,022)

Net increase (decrease) in shares outstanding	(190,856)	$(1,147,462)

Class Z
Six months ended June 30, 2004:
Shares sold	71,495	$630,212
Shares reacquired	(181,764)	(1,611,890)

Net increase (decrease) in shares outstanding	(110,269)	$(981,678)

Year ended December 31, 2003:
Shares sold	136,982	$1,016,466
Shares reacquired	(291,213)	(2,223,140)

Net increase (decrease) in shares outstanding	(154,231)	$(1,206,674)

20	Visit our website at www.jennisondryden.com

Financial Highlights

JUNE 30, 2004	SEMIANNUAL REPORT

Nicholas-Applegate Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.35

Income (loss) from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment transactions	.43

Total from investment operations	.38

Less Distributions
Distributions from net realized gains from investment transactions	—

Net asset value, end of period	$8.73

Total Return(a):	4.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$115,251
Average net assets (000)	$117,393
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.78	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.57	%(d)(e)
Net investment loss	(1.19	)%(d)(e)
For Class A, B, C and Z shares:
Portfolio turnover(f)	145%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based on weighted average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(d)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 1.93% and (1.34)%, respectively, for the period ended June 30, 2004 and 1.90% and (1.67%), respectively, for the year ended December 31, 2003.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Class A
Year Ended December 31,
2003(b)		2002(b)	2001(b)	2000(b)	1999

$6.71		$9.87	$17.56	$25.80	$15.38

(.12)		(.12)	(.16)	(.32)	(.18)
1.76		(3.04)	(7.53)	(3.36)	14.01

1.64		(3.16)	(7.69)	(3.68)	13.83

—		—	—	(4.56)	(3.41)

$8.35		$6.71	$9.87	$17.56	$25.80

24.44%		(32.02)%	(43.79)%	(14.06)%	98.35%

$118,846		$112,548	$199,165	$360,373	$329,955
$113,836		$150,286	$245,428	$404,873	$186,192

1.81	%(d)	1.76%	1.55%	1.36%	1.40%
1.60	%(d)	1.55%	1.34%	1.12%	1.20%
(1.58	)%(d)	(1.53)%	(1.35)%	(1.21)%	(1.21)%

248%		167%	149%	165%	173%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	23

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.82

Income (loss) from investment operations:
Net investment loss	(.07)
Net realized and unrealized gain (loss) on investment transactions	.35

Total from investment operations	.28

Less Distributions:
Distributions from net realized gains from investment transactions	—

Net asset value, end of period	$7.10

Total Return(a):	4.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,581
Average net assets (000)	$35,631
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.57	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.57	%(c)(d)
Net investment loss	(1.98	)%(c)(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized .
(b)	Calculated based on weighted average shares outstanding during the period.
(c)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 2.72% and (2.13)%, respectively, for the period ended June 30, 2004 and 2.69% and (2.47%), respectivley, for the year ended December 31,2003.
(d)	Annualized.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class B
Year Ended December 31,
2003(b)		2002(b)	2001(b)	2000(b)	1999

$5.53		$8.19	$14.70	$22.63	$13.89

(.14)		(.16)	(.21)	(.45)	(.33)
1.43		(2.50)	(6.30)	(2.92)	12.48

1.29		(2.66)	(6.51)	(3.37)	12.15

—		—	—	(4.56)	(3.41)

$6.82		$5.53	$8.19	$14.70	$22.63

23.33%		(32.48)%	(44.29)%	(14.69)%	96.71%

$36,953		$41,219	$88,533	$237,722	$324,419
$38,686		$64,374	$135,119	$347,231	$236,101

2.60	%(c)	2.55%	2.34%	2.12%	2.20%
1.60	%(c)	1.55%	1.34%	1.12%	1.20%
(2.38	)%(c)	(2.32)%	(2.12)%	(1.96)%	(2.00)%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.82

Income (loss) from investment operations:
Net investment loss	(.07)
Net realized and unrealized gain (loss) on investment transactions	.35

Total from investment operations	.28

Less Distributions:
Distributions from net realized gains from investment transactions	—

Net asset value, end of period	$7.10

Total Return(a):	4.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,203
Average net assets (000)	$6,400
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.57	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.57	%(c)(d)
Net investment loss	(1.99	)%(c)(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based on weighted average shares outstanding during the period.
(c)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 2.72% and (2.14)%, respectively, for the period ended June 30, 2004 and 2.69% and (2.46%), respectivley, for the year ended December 31,2003.
(d)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2003(b)		2002(b)	2001(b)	2000(b)	1999

$5.53		$8.19	$14.70	$22.63	$13.89

(.14)		(.16)	(.21)	(.43)	(.32)
1.43		(2.50)	(6.30)	(2.94)	12.47

1.29		(2.66)	(6.51)	(3.37)	12.15

—		—	—	(4.56)	(3.41)

$6.82		$5.53	$8.19	$14.70	$22.63

23.33%		(32.48)%	(44.29)%	(14.69)%	96.71%

$6,765		$6,538	$11,473	$18,571	$10,598
$6,588		$8,893	$13,359	$17,506	$7,477

2.60	%(c)	2.55%	2.34%	2.12%	2.20%
1.60	%(c)	1.55%	1.34%	1.12%	1.20%
(2.37	)%(c)	(2.32)%	(2.14)%	(1.97)%	(2.00)%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.58

Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	.44

Total from Investment Operations	.40

Less Distributions:
Distributions from net realized gains from investment transactions	—

Net asset value, end of period	$8.98

Total Return(a):	4.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,539
Average net assets (000)	$3,875
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.57	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.57	%(c)(d)
Net investment loss	(.99	)%(c)(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for the periods of less than one full year are not annualized.
(b)	Calculated based on weighted average shares outstanding during the period.
(c)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 1.72% and (1.14)%, respectively, for the period ended June 30, 2004 and 1.69% and (1.46%), respectively, for the year ended December 31,2003.
(d)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2003(b)		2002(b)	2001(b)	2000(b)	1999

$6.88		$10.09	$17.93	$26.16	$15.49

(.10)		(.11)	(.14)	(.25)	(.17)
1.80		(3.10)	(7.70)	(3.42)	14.25

1.70		(3.21)	(7.84)	(3.67)	14.08

—		—	—	(4.56)	(3.41)

$8.58		$6.88	$10.09	$17.93	$26.16

24.56%		(31.81)%	(43.69)%	(13.86)%	99.30%

$4,326		$4,533	$11,384	$20,676	$2,032
$4,523		$8,224	$15,039	$13,271	$1,334

1.60	%(c)	1.55%	1.34%	1.12%	1.20%
1.60	%(c)	1.55%	1.34%	1.12%	1.20%
(1.37	)%(c)	(1.32)%	(1.14)%	(.98)%	(1.00)%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	29

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
E. Blake Moore, Jr., Chairman • Dann V. Angeloff • Fred C. Applegate • Theodore J. Coburn • Robert F. Gunia • Arthur B. Laffer • Randolph W. Westerfield

OFFICERS
E. Blake Moore, Jr., President and Chief Executive Officer • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Deborah A. Docs, Secretary

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Nicholas-Applegate Capital Management	600 West Broadway San Diego, CA 92101

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	350 South Grand Avenue Los Angeles, CA 90071

FUND COUNSEL	Vedder, Price, Kaufman & Kammholz, P.C.	222 North LaSalle Street Chicago, IL 60601

Nicholas-Applegate® Growth Equity Fund
Share Class	A	B	C	Z
NASDAQ	NAPGX	NAGBX	PNACX	PNAZX
CUSIP	653698209	653698308	653698407	653698506

An investor should consider the investment objectives, risks, and charges and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Nicholas-Applegate® Growth Equity Fund
Share Class	A	B	C	Z
NASDAQ	NAPGX	NAGBX	PNACX	PNAZX
CUSIP	653698209	653698308	653698407	653698506

MF151E2    IFS-A095346    Ed. 08/2004

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Fund, Inc.

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
Prudential Investments

Date     August 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
President and Principal Executive Officer

Date August 26, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 26, 2004

*	Print the name and title of each signing officer under his or her signature.